CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Brookfield Renewables strategy
Brookfield Renewable’s strategy during 2019, which was unchanged from 2018, was to maintain the measures set out in the following schedule as at December 31:

	Corporate		C onsolidated
(MILLIONS)	2019	2018	2019	2018
Corporate credit facility (1)	$299	$721	$299	$721
Debt
Medium term notes (2)	1,808	1,613	1,808	1,613
Non-recourse borrowings (3)	—	—	15,227	14,266

	1,808	1,613	17,035	15,879
Deferred income tax liabilities, net (4)	—	—	4,689	4,225
Equity
Participating non-controlling interest – in operating subsidiaries	—	—	11,086	10,289
Preferred equity	597	568	597	568
Preferred limited partners’ equity	833	707	833	707
Unitholders’ equity (5)	7,964	7,838	7,964	7,838

Total capitalization	$11,202	$10,726	$42,204	$39,506

Debt to total capitalization	16%	15%	40%	40%

(1)	Draws on corporate credit facilities are excluded from the debt to total capitalization ratios as they are not a permanent source of capital.
(2)	Medium term notes are unsecured and guaranteed by Brookfield Renewable and excludes $ 7 million (2018: $ 6 million) of deferred financing fees.
(3)
Non-recourse
borrowings includes $142 million (2018: $6 million) borrowed under a subscription facility of a Brookfield sponsored private fund and excludes $27 million (2018: $48 million) of deferred financing fees, net of unamortized premiums.

(4)	Deferred income tax liabilities less deferred income tax assets.
(5)	Unitholders’ equity includes equity attributable to Limited partners’ equity, Redeemable/Exchangeable partnership units, and GP interest.